Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
January 31, 2026
XS4-NPRT3-0426
1.968034.112
Common Stocks - 96.6%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd (b)	300,500	2,845,735
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
StoneCo Ltd Class A (a)	312,500	5,043,750
CANADA - 0.2%
Industrials - 0.1%
Electrical Equipment - 0.1%
Electrovaya Inc (United States) (a)	100,800	1,091,664
Utilities - 0.1%
Gas Utilities - 0.1%
Brookfield Infrastructure Corp (United States)	43,964	2,103,677
TOTAL CANADA		3,195,341
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A	288,057	4,208,513
PUERTO RICO - 1.1%
Financials - 1.1%
Financial Services - 1.1%
EVERTEC Inc	698,461	20,960,815
THAILAND - 2.1%
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Fabrinet (a)	80,700	39,497,808
UNITED STATES - 92.6%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp Class A (a)	83,800	9,487,836
Consumer Discretionary - 12.5%
Distributors - 0.7%
GigaCloud Technology Inc Class A (a)(b)	326,205	13,025,366
Diversified Consumer Services - 5.2%
Adtalem Global Education Inc (a)	161,912	16,765,988
Carriage Services Inc	294,600	12,641,286
Grand Canyon Education Inc (a)	35,566	6,182,793
Laureate Education Inc (a)	1,583,348	54,308,836
Stride Inc (a)(b)	122,900	10,397,340
		100,296,243
Hotels, Restaurants & Leisure - 0.9%
Cheesecake Factory Inc/The (b)	296,900	17,208,324
Household Durables - 1.3%
KB Home	167,700	9,649,458
Tri Pointe Homes Inc (a)	450,100	15,010,835
		24,660,293
Specialty Retail - 4.0%
Academy Sports & Outdoors Inc (b)	686,397	37,758,699
Caleres Inc	317,700	3,882,294
Lithia Motors Inc Class A	40,200	13,002,288
Signet Jewelers Ltd	103,600	9,559,172
Urban Outfitters Inc (a)	175,500	12,434,175
		76,636,628
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (a)	46,228	3,879,454
Oxford Industries Inc (b)	65,100	2,398,935
Steven Madden Ltd	45,159	1,981,577
		8,259,966
TOTAL CONSUMER DISCRETIONARY		240,086,820
Consumer Staples - 1.1%
Beverages - 0.5%
Primo Brands Corp Class A	459,348	8,700,051
Consumer Staples Distribution & Retail - 0.5%
Grocery Outlet Holding Corp (a)(b)	916,372	8,733,025
Village Super Market Inc Class A	17,000	606,220
		9,339,245
Food Products - 0.1%
Simply Good Foods Co/The (a)	129,500	2,430,715
TOTAL CONSUMER STAPLES		20,470,011
Energy - 3.3%
Energy Equipment & Services - 1.1%
Cactus Inc Class A	131,056	7,369,279
Flowco Holdings Inc Class A	342,600	7,160,340
Solaris Energy Infrastructure Inc Class A	108,400	5,982,596
WaterBridge Infrastructure LLC Class A	18,000	394,920
		20,907,135
Oil, Gas & Consumable Fuels - 2.2%
Chord Energy Corp	155,371	15,574,389
Gulfport Energy Corp (a)	11,100	2,266,287
Ovintiv Inc	576,500	25,060,455
		42,901,131
TOTAL ENERGY		63,808,266
Financials - 14.8%
Banks - 6.0%
Axos Financial Inc (a)	122,100	12,086,679
Eastern Bankshares Inc	145,041	2,971,165
FNB Corp/PA	372,422	6,536,006
Hancock Whitney Corp	140,649	9,676,651
Hanmi Financial Corp	108,543	2,883,988
Old National Bancorp/IN	2,049,600	50,071,728
Pathward Financial Inc	37,200	3,358,788
UMB Financial Corp	83,451	10,609,960
Webster Financial Corp	265,907	17,488,703
		115,683,668
Capital Markets - 0.7%
Victory Capital Holdings Inc Class A	28,800	2,031,264
WisdomTree Inc (b)	688,900	11,160,180
		13,191,444
Consumer Finance - 2.8%
EZCORP Inc Class A (a)(b)	625,200	13,410,539
FirstCash Holdings Inc	114,233	19,476,727
SLM Corp	736,151	19,986,500
		52,873,766
Financial Services - 1.8%
Voya Financial Inc	253,000	19,394,980
WEX Inc (a)	98,700	15,189,930
		34,584,910
Insurance - 3.5%
Baldwin Insurance Group Inc/The Class A (a)(b)	491,486	10,773,373
First American Financial Corp	221,245	13,978,259
Primerica Inc	35,491	9,335,553
Reinsurance Group of America Inc	76,900	15,591,475
Selective Insurance Group Inc	210,200	17,673,616
		67,352,276
TOTAL FINANCIALS		283,686,064
Health Care - 13.3%
Biotechnology - 3.6%
Annexon Inc (a)	363,200	2,266,368
Apogee Therapeutics Inc (a)	2,800	183,428
Celldex Therapeutics Inc (a)(b)	344,800	8,482,080
CG oncology Inc (a)	108,600	5,652,630
Cogent Biosciences Inc (a)	112,711	4,047,452
Cytokinetics Inc (a)	104,200	6,584,398
Day One Biopharmaceuticals Inc (a)	174,000	1,941,840
Disc Medicine Inc (a)	34,300	2,652,076
Janux Therapeutics Inc (a)	24,500	335,895
Kiniksa Pharmaceuticals International Plc Class A (a)	19,300	847,656
Nurix Therapeutics Inc (a)	147,400	2,435,048
Olema Pharmaceuticals Inc (a)	192,200	4,943,384
Praxis Precision Medicines Inc (a)	15,700	4,929,800
Soleno Therapeutics Inc (a)	82,500	3,181,200
Travere Therapeutics Inc (a)	164,900	5,126,741
Upstream Bio Inc (a)	69,306	2,154,030
Vaxcyte Inc (a)	200,510	10,741,321
Viridian Therapeutics Inc (a)	51,968	1,714,944
Zenas Biopharma Inc (a)	6,000	110,220
		68,330,511
Health Care Equipment & Supplies - 2.7%
Haemonetics Corp (a)	192,628	12,840,582
Lantheus Holdings Inc (a)	574,941	38,475,052
		51,315,634
Health Care Providers & Services - 4.2%
Addus HomeCare Corp (a)	68,600	7,098,728
BrightSpring Health Services Inc (a)	399,349	15,682,436
Ensign Group Inc/The	58,400	10,024,944
Option Care Health Inc (a)	565,500	19,227,001
PACS Group Inc (a)	307,300	10,374,448
Park Dental Partners Inc (b)	2,500	40,775
Pennant Group Inc/The (a)	273,944	7,566,333
Progyny Inc (a)	470,767	11,237,208
		81,251,873
Life Sciences Tools & Services - 1.9%
ICON PLC (a)	201,000	36,230,250
Pharmaceuticals - 0.9%
Amylyx Pharmaceuticals Inc (a)	136,730	1,953,872
Elanco Animal Health Inc (a)	439,721	10,588,482
Enliven Therapeutics Inc (a)	2,949	78,000
Phibro Animal Health Corp Class A	134,320	5,392,948
		18,013,302
TOTAL HEALTH CARE		255,141,570
Industrials - 27.7%
Aerospace & Defense - 1.5%
V2X Inc (a)	408,926	28,146,377
Building Products - 1.6%
AZZ Inc	18,856	2,343,612
Gibraltar Industries Inc (a)	287,929	14,759,241
Tecnoglass Inc	274,717	13,436,408
		30,539,261
Commercial Services & Supplies - 3.9%
Brady Corp Class A	479,046	41,423,108
Brink's Co/The	260,275	33,065,336
		74,488,444
Construction & Engineering - 2.9%
Cardinal Infrastructure Group Inc Class A	122,328	3,081,442
Granite Construction Inc	138,300	16,698,342
IES Holdings Inc (a)(b)	95,245	36,220,721
		56,000,505
Electrical Equipment - 0.9%
Nextpower Inc Class A (a)	143,840	16,842,226
Ground Transportation - 0.3%
ArcBest Corp (b)	79,258	7,150,657
Proficient Auto Logistics Inc (a)	55,544	559,883
Universal Logistics Holdings Inc	41,700	667,616
		8,378,156
Machinery - 2.7%
Blue Bird Corp (a)	54,600	2,746,926
Energy Recovery Inc (a)	61,500	897,285
Enpro Inc	29,300	6,996,254
Hillman Solutions Corp (a)	719,840	6,744,901
JBT Marel Corp	55,100	8,667,781
Miller Industries Inc/TN	12,000	491,640
Mueller Industries Inc	92,226	12,555,648
Mueller Water Products Inc Class A1	161,300	4,366,391
REV Group Inc	127,126	8,123,351
		51,590,177
Professional Services - 11.2%
Cbiz Inc (a)(b)	868,953	34,193,301
CRA International Inc	6,400	1,209,216
ExlService Holdings Inc (a)	557,000	21,806,550
Genpact Ltd	1,794,584	79,141,154
ICF International Inc	46,270	4,314,678
KBR Inc	681,784	29,187,173
Maximus Inc	481,066	45,431,873
		215,283,945
Trading Companies & Distributors - 2.7%
Core & Main Inc Class A (a)	238,400	12,721,024
DXP Enterprises Inc/TX (a)	252,604	32,851,150
Rush Enterprises Inc Class A	94,209	6,047,276
		51,619,450
TOTAL INDUSTRIALS		532,888,541
Information Technology - 12.9%
Electronic Equipment, Instruments & Components - 7.1%
Bel Fuse Inc Class B	15,287	3,075,591
Belden Inc	128,300	15,076,533
ePlus Inc	59,033	5,065,622
Insight Enterprises Inc (a)	396,969	33,353,335
Itron Inc (a)	32,600	3,230,008
Sanmina Corp (a)	384,076	54,415,888
TD SYNNEX Corp	33,000	5,236,110
TTM Technologies Inc (a)	163,600	16,065,520
		135,518,607
IT Services - 1.9%
Kyndryl Holdings Inc (a)	1,605,280	36,921,440
Semiconductors & Semiconductor Equipment - 2.0%
Diodes Inc (a)	266,102	15,750,578
MKS Inc	37,700	8,874,957
Penguin Solutions Inc (a)	547,534	10,518,128
Veeco Instruments Inc (a)	116,200	3,628,926
		38,772,589
Software - 1.9%
ACI Worldwide Inc (a)	224,500	9,734,320
Bitdeer Technologies Group Class A (a)(b)	167,700	2,186,808
Intapp Inc (a)	45,600	1,548,120
PAR Technology Corp (a)	38,900	1,019,569
Riot Platforms Inc (a)	351,500	5,437,705
SPS Commerce Inc (a)	40,747	3,637,077
Varonis Systems Inc (a)	81,800	2,440,912
Weave Communications Inc (a)(b)	926,813	6,024,285
Workiva Inc Class A (a)	49,600	3,820,192
		35,848,988
TOTAL INFORMATION TECHNOLOGY		247,061,624
Materials - 5.2%
Chemicals - 2.4%
Element Solutions Inc	237,300	6,905,430
HB Fuller Co	79,300	4,765,930
Minerals Technologies Inc	428,900	28,204,464
Perimeter Solutions Inc (a)	233,720	6,111,778
		45,987,602
Construction Materials - 0.9%
Eagle Materials Inc	81,400	16,590,134
Containers & Packaging - 0.6%
Silgan Holdings Inc	311,800	13,454,170
Metals & Mining - 1.3%
Coeur Mining Inc (a)	980,400	20,039,376
Constellium SE (a)	182,300	4,096,281
		24,135,657
TOTAL MATERIALS		100,167,563
Real Estate - 0.7%
Real Estate Management & Development - 0.6%
Compass Inc Class A (a)	874,100	10,943,732
Specialized REITs - 0.1%
Outfront Media Inc	80,585	1,959,827
TOTAL REAL ESTATE		12,903,559
Utilities - 0.7%
Gas Utilities - 0.7%
UGI Corp	356,600	14,303,226
TOTAL UNITED STATES		1,780,005,080
TOTAL COMMON STOCKS (Cost $1,679,868,082)		1,855,757,042

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	66,343,619	66,356,888
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	39,329,001	39,332,934
TOTAL MONEY MARKET FUNDS (Cost $105,689,822)			105,689,822

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $1,785,557,904)	1,961,446,864
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(39,749,005)
NET ASSETS - 100.0%	1,921,697,859

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $23,590,321.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,417,401	520,106,567	478,164,475	1,657,199	(2,605)	-	66,356,888	66,343,619	0.1%
Fidelity Securities Lending Cash Central Fund	48,819,342	380,758,381	390,242,954	79,754	(1,835)	-	39,332,934	39,329,001	0.1%
Total	73,236,743	900,864,948	868,407,429	1,736,953	(4,440)	-	105,689,822

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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